Convertible Debentures (Details)								1 Months Ended			12 Months Ended
	Oct. 12, 2022 $ / shares	Jan. 13, 2022 USD ($) shares	Jan. 11, 2022	Nov. 03, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($)	Dec. 23, 2020	Jun. 23, 2020 USD ($) $ / shares shares	Jun. 24, 2020 USD ($)	Dec. 23, 2019 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jan. 06, 2021 CAD ($)	Nov. 30, 2020 $ / shares	Sep. 29, 2020 $ / shares	Jun. 24, 2020 CAD ($)	Jun. 23, 2020 CAD ($) $ / shares shares	Dec. 23, 2019 $ / shares	Dec. 28, 2017 USD ($)	Dec. 28, 2017 $ / shares
Convertible Debentures (Details) [Line Items]
Share issued unsecured (in Shares) | shares									7,866,000	7,866,000
Unsecure convertible debentures									12.00%
Price per unit | (per share)									$ 0.77	$ 1
Convertible common shares (in Shares) | shares									0.0153	0.0153
Convertible price per share (in Dollars per share) | $ / shares																			$ 65.25
Discounted liability									$ 4,049,349	$ 4,049,349
Contributed surplus amount allocated									445,053
Transaction costs									$ 1,547,500	$ 1,547,500	$ 1,398,598	$ 1,414,616	$ 1,254,642
Interest rate									12.00%
Interest amount											$ 746,145	$ 715,763
Convertible debenture								12.00%			12.00%
Face value					$ 186,359			$ 57,692						$ 250,000			$ 75,000
Conversion note								40,980									$ 54,975
Conversion amount								$ 16,712
Convertibles debentures percentage											12.00%
Senior unsecure share (in Shares) | shares							1,330											1,330
Senior unsecure Percentage							10.00%											10.00%
Issue price amount							$ 745											$ 1,000
Convertible debenture percentage							10.00%
Gross proceeds							$ 991,427											$ 1,330,000
Common share per share | (per share)							$ 34.11											$ 43.5
Redeemable face value, percentage							101.00%
Principal amount per share | (per share)							$ 0.784											1
Exercise price | (per share)	$ 0.14						$ 34.11											$ 43.5
Borrowings													27,000
Issue of convertible instruments				$ 7,200,000
Class of warrant or right issued during the period (in Shares) | shares				2,142,857
Exercise price of warrants or rights				$ 6,000,000
Exercise price of warrants (in Dollars per share) | $ / shares				$ 4							$ 4
Warrants or Rights outstanding term	5 years		5 years	5 years
Maturity date				Nov. 02, 2023
Redemption price, percentage				90.00%
Unsecured convertible debentures																				$ 7,200,000
Unsecured convertible debentures per unit (in Dollars per share) | $ / shares																					$ 10
Percentage of the holder has the option to convert up the redemption price and the conversion price				25.00%
Proceeds from issuing shares											$ 10,000,000
Debt instrument legal fees											1,145,538
Notes and debentures issued				$ 2,946,066									$ 1,421,911
Remaining portion percentage												6000000.00%
Par value per share (in Dollars per share) | $ / shares	$ 0.01														$ 5.99	$ 4.73
Monthly payment		$ 400,000
Share issued (in Shares) | shares		13,112,255									18,042,857
Market value		$ 4,138,002
Principal amount		938,002
Secondary Offering [Member] | Major ordinary share transactions [member]
Convertible Debentures (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares											$ 2.3
Debt instrument conversion price (in Dollars per share) | $ / shares											$ 10
Proceeds from issue of ordinary shares		$ 4,000,000									$ 10,000,000
Percentage of gross proceeds to the lender											20.00%
Promissory Note [Member]
Convertible Debentures (Details) [Line Items]
Class of warrant or right issued during the period (in Shares) | shares				2,142,857
Repayment of Debt				$ 400,000
Redemption of Price Per Share (in Dollars per share) | $ / shares				$ 2
Convertible Promissory Note [Member]
Convertible Debentures (Details) [Line Items]
Debt instrument fair value											$ 4,395,881
Common Class A [Member] | Secondary Offering [Member] | Major ordinary share transactions [member]
Convertible Debentures (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares											$ 2.3
Top of range [member] | Promissory Note [Member]
Convertible Debentures (Details) [Line Items]
Class of warrant or right issued during the period (in Shares) | shares											4,395,881
Warrants and Rights outstanding risk free rate											1.18%
Warrants and rights outstanding share price (in Dollars per share) | $ / shares											$ 3.93
Dividend yield percentage											0.00%
Warrants and Rights outstanding expected volatility											46.00%
Top of range [member] | Convertible Promissory Note [Member]
Convertible Debentures (Details) [Line Items]
Warrants and Rights outstanding risk free rate											1.27%
Bottom of range [member] | Promissory Note [Member]
Convertible Debentures (Details) [Line Items]
Class of warrant or right issued during the period (in Shares) | shares											4,573,411
Repayment of Debt				$ 7,000,000
Warrants and Rights outstanding risk free rate											0.47%
Warrants and rights outstanding share price (in Dollars per share) | $ / shares											$ 3.7
Dividend yield percentage											0.00%
Warrants and Rights outstanding expected volatility											45.00%
Bottom of range [member] | Convertible Promissory Note [Member]
Convertible Debentures (Details) [Line Items]
Warrants and Rights outstanding risk free rate											0.67%
Tweleve Percentage Convertible Debentures [Member]
Convertible Debentures (Details) [Line Items]
Debenture shoulders rolled percentage						6162201.00%
Senior Unsecured Convertible Debenture [Member]
Convertible Debentures (Details) [Line Items]
Convertible debenture					10.00%
Convertible debenture percentage					10.00%
Borrowings					$ 964,601
Unsecured percentage					10.00%
Senior Unsecured Convertible Debenture [Member] | Top of range [member]
Convertible Debentures (Details) [Line Items]
Borrowings					$ 181,316